RECONCILIATION OF FINANCIAL STATEMENTS TO FORM 5500 (Tables)	12 Months Ended
Dec. 31, 2025
EBP, NGSP
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
EBP, Reconciliation of Financial Statement to Form 5500
A reconciliation of net assets available for benefits per the financial statements to Form 5500 is as follows:

	December 31
$ in thousands	2025	2024
Net assets available for benefits per the financial statements	$500,177	$487,644
Less amounts allocated to withdrawing participants	(35)	(75)
Net assets available for benefits per Form 5500	$500,142	$487,569
A reconciliation of benefits paid to participants per the financial statements to Form 5500 for the year ended December 31, 2025, is as follows:

$ in thousands
Benefits paid to participants per the financial statements	$53,831
Add amounts allocated to withdrawing participants at December 31, 2025	35
Less amounts allocated to withdrawing participants at December 31, 2024	(75)
Benefits paid to participants per Form 5500	$53,791